Employee Benefits - Summary of Amounts Associated With PEMEX's Labor Obligations (Detail) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	$ 1,306,886,675	$ 1,384,071,648
Liability for defined benefits at retirement and post-employment at the end of the year
Disclosure of defined benefit plans [line items]
Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	1,295,765,636	1,371,307,692	$ 1,516,671,029
Liability for other long-term benefits
Disclosure of defined benefit plans [line items]
Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	$ 11,121,039	$ 12,763,956	$ 18,497,057